Film Costs (Summary of Film Costs) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Motion picture productions:
Released	¥ 80,539	¥ 75,218
Completed and not released	5,608	2,304
In production and development	94,197	95,268
Television productions:
Released	120,693	88,538
In production and development	7,707	14,410
Broadcasting rights	65,725	62,589
Less: current portion of broadcasting rights included in inventories	(37,541)	(37,099)
Film costs	¥ 336,928	¥ 301,228